Day Hagan Smart Sector ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 2.2%
Communication Services — 1.2%
19,193	Alphabet, Inc., Class A	$ 3,683,137
4,287	Meta Platforms, Inc., Class A	3,315,737
2		6,998,874

Information Technology — 1.0%
29,465	NVIDIA Corp.	5,240,940
		5,240,940
Total Common Stocks (Cost $8,261,125)		$12,239,814

Exchange-Traded Funds — 96.8%
404,044	Communication Services Select Sector SPDR Fund ETF	43,398,366
188,075	Consumer Discretionary Select Sector SPDR Fund ETF	41,645,447
373,712	Consumer Staples Select Sector SPDR Fund ETF	29,814,743
116,068	Energy Select Sector SPDR Fund ETF	10,122,290
987,712	Financial Select Sector SPDR Fund ETF	51,726,477
226,059	Industrial Select Sector SPDR Fund ETF	34,363,229
77,565	Invesco S&P 500 Equal Weight ETF	14,243,261
227,491	iShares Core S&P 500 ETF	144,434,037
134,088	Materials Select Sector SPDR Fund ETF	11,763,540
184,254	Real Estate Select Sector SPDR Fund ETF	7,629,958
434,730	Technology Select Sector SPDR Fund ETF	114,220,960
4,419	Utilities Select Sector SPDR Fund ETF	378,576
113,448	Vanguard Health Care ETF	27,395,423
Total Exchange-Traded Funds (Cost $473,186,963)		$531,136,307
Total Investments — 99.0%
(Cost $481,448,088)		$543,376,121
Other Assets less Liabilities — 1.0%		5,483,739

Net Assets — 100.0%		$548,859,860

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Sector Fixed Income ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.2%
21,786	SPDR Bloomberg Investment Grade Floating Rate ETF	$ 671,880
164,847	SPDR Portfolio Corporate Bond ETF	4,798,696
41,361	SPDR Portfolio High Yield Bond ETF	980,256
234,101	SPDR Portfolio Intermediate Term Treasury ETF	6,688,266
126,428	SPDR Portfolio Long Term Treasury ETF	3,318,735
383,610	SPDR Portfolio Mortgage Backed Bond ETF	8,412,568
217,284	SPDR Portfolio Short Term Treasury ETF	6,338,174
5,134	Vanguard Emerging Markets Government Bond ETF	336,328
35,200	Vanguard Total International Bond ETF	1,737,120
Total Exchange-Traded Funds (Cost $32,952,676)		$33,282,023
Total Investments — 99.2%
(Cost $32,952,676)		$33,282,023
Other Assets less Liabilities — 0.8%		262,802

Net Assets — 100.0%		$33,544,825

ETF — Exchange-Traded Fund
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Sector International ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 97.4%
218,593	Franklin FTSE Japan ETF	$6,940,327
68,248	iShares MSCI Australia ETF	1,775,813
8,894	iShares MSCI Brazil ETF	236,136
69,010	iShares MSCI Canada ETF	3,186,882
80,650	iShares MSCI Chile ETF	2,405,790
74,808	iShares MSCI China ETF	4,296,222
35,874	iShares MSCI France ETF	1,504,556
50,065	iShares MSCI Germany ETF	2,060,175
10,149	iShares MSCI Malaysia ETF	238,400
91,094	iShares MSCI Philippines ETF	2,315,609
69,891	iShares MSCI Poland ETF	2,219,039
86,068	iShares MSCI Singapore ETF	2,278,220
49,149	iShares MSCI Sweden ETF	2,155,675
27,601	iShares MSCI Switzerland ETF	1,455,125
4,525	iShares MSCI Thailand ETF	255,301
63,850	iShares MSCI United Kingdom ETF	2,541,869
26,765	SPDR Bloomberg 1-3 Month T-Bill ETF	2,455,689
Total Exchange-Traded Funds (Cost $36,337,531)		$38,320,828
Total Investments — 97.4%
(Cost $36,337,531)		$38,320,828
Other Assets less Liabilities — 2.6%		1,005,376

Net Assets — 100.0%		$39,326,204

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Buffer ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Purchased Put Option — 2.6%
590	SPDR S&P 500 ETF Trust, 1/20/26(a)	$ 979,400
Total Purchased Put Option (Cost $2,166,895)		$ 979,400

Exchange-Traded Funds — 100.7%
5,256	SPDR Bloomberg 1-3 Month T-Bill ETF	482,238
59,000	SPDR S&P 500 ETF Trust	37,292,720
Total Exchange-Traded Funds (Cost $35,397,643)		$37,774,958
Total Investments — 103.3%
(Cost $37,564,538)		$38,754,358
Liabilities less Other Assets — (3.3)%		(1,254,855)

Net Assets — 100.0%		$37,499,503

(a)	See Purchased Options Contracts.

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
SPDR — Standard and Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of July 31, 2025 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000)($)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
SPDR S&P 500 ETF Trust	Call	590	289,100	573,278	490.00	1/19/26	(204,730)
SPDR S&P 500 ETF Trust	Call	40	26,400	36,260	660.00	1/19/26	(61,720)
SPDR S&P 500 ETF Trust	Call	550	352,000	480,545	640.00	1/19/26	(1,444,850)
(Total Premiums Received $1,090,083)							(1,711,300)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of July 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
SPDR S&P 500 ETF Trust	Put	590	359,900	2,166,895	610.00	1/19/26	979,400
(Total Cost $2,166,895)							979,400